Schedule of Asset Retirement Obligations (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 1	$ 171,395
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 2	155,395
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 3	0
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 4	0
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 5	16,000
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 6	16,000
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 7	187,395
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 8	$ 171,395